ACCOUNTS RECEIVABLE AND OTHER - Components (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Derivative assets	$ 67	$ 80
Accounts receivable	781	510
Restricted cash and deposits	250	239
Prepaid expenses	276	278
Other current assets	269	300
Accounts receivable and other	$ 1,643	$ 1,407